FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of information about the financial instruments and their classifications) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	$ 200	$ 734	$ 2,670
Contingent purchase consideration from asset acquisitions and business combinations	2,354	3,547
Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	0	0	0
Contingent purchase consideration from asset acquisitions and business combinations	0	0
Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	0	0	0
Contingent purchase consideration from asset acquisitions and business combinations	2,354	3,547
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments	200	734	$ 2,670
Contingent purchase consideration from asset acquisitions and business combinations	$ 0	$ 0